Document and Entity Information	12 Months Ended
Dec. 27, 2023
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Central Index Key	0001606366
Amendment Flag	false